Stock Option Activity (Detail) (CAD) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning balance, Shares	2,487,105
Granted, Shares	1,263,622
Ending balance,Shares	3,750,727	2,487,105
Exercisable, Shares	1,215,770
Beginning balance, weighted average exercise price	4.76
Granted, weighted average exercise price	6.24
Ending balance, weighted average exercise price	5.25	4.76
Exercisable , weighted average exercise price	4.53
Granted, Weighted average remaining contractual term	8 years
Outstanding shares, weighted average remaining contractual term	6 years 26 days	6 years 11 months 16 days
Exercisable , Weighted average remaining contractual term	5 years 10 months 6 days
Beginning balance, aggregate intrinsic value	4,134
Granted, aggregate intrinsic value
Ending balance, aggregate intrinsic value	5,939	4,134
Exercisable , aggregate intrinsic value	2,805